Loan Capital - Movement Reconciliation (Details) $ in Millions	12 Months Ended
Sep. 30, 2018 AUD ($)
Loan capital
Balance at beginning	$ 17,666
Issuances	2,342
Maturities, repayments, buy backs and reductions	(2,387)
Total cash movements	(45)
Foreign exchange translation impact	449
Fair value hedge accounting adjustments	(257)
Conversion of Convertible Preference Shares to ordinary shares	(566)
Other (amortisation of bond issue costs, etc.)	18
Total non-cash movements	(356)
Balance at ending	17,265
Parent Entity
Loan capital
Balance at beginning	17,666
Issuances	2,342
Maturities, repayments, buy backs and reductions	(2,387)
Total cash movements	(45)
Foreign exchange translation impact	449
Fair value hedge accounting adjustments	(257)
Conversion of Convertible Preference Shares to ordinary shares	(566)
Other (amortisation of bond issue costs, etc.)	18
Total non-cash movements	(356)
Balance at ending	$ 17,265